Note 7 - Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 21,181
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	1.34%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	3.31%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.14%	2.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	176,411
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	125,729
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	75,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.15%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	1.50%
Debt, Weighted Average Interest Rate	2.34%	2.44%
Letters of Credit Outstanding, Amount	4,110	6,257
Residential Mortgage [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	213,371
Commercial Loan [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	79,229
FHLB Stock [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	5,081
FHLB Line of Credit [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	75,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	75,000
Letters of Credit Outstanding, Amount	$ 29,500	$ 25,000